File Number: 33-84546
                                               Filed Pursuant to Rule 497(e) of
                                                     The Securities Act of 1933

                                                                    May 18, 2006

  Supplement to the May 1, 2006 Statement of Additional Information
                      for Pioneer Variable Contracts Trust

                       Pioneer Mid Cap Value VCT Portfolio

The following will supplement the information presented in the statement of additional information for Pioneer Mid Cap Value VCT Portfolio. Please refer to the statement of additional information for the full text of the supplemented sections.

The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager - Pioneer Mid Cap Value VCT Portfolio":

Other Accounts Managed by the Portfolio Manager. The table below indicates, for each portfolio manager of the portfolio, information about the accounts other than the portfolio over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of April 30, 2006. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.



--------------------- ---------------- --------------------- ------------------- ------------------ -------------------
Name of Portfolio     Type of Account  Number of Accounts    Total Assets        Number of          Assets Managed
Manager                                Managed               Managed             Accounts Managed   for which
                                                                                 for which          Advisory Fee is
                                                                                 Advisory Fee is    Performance-Based
                                                                                 Performance-Based
--------------------- ---------------- --------------------- ------------------- ------------------ -------------------
--------------------- ---------------- --------------------- ------------------- ------------------ -------------------
Timothy Horan         Other            4                     $3,703,220,000      1                  $2,982,157,000
                      Registered
                      Investment
                      Companies
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      Other Pooled     2                     $1,613,037,000      N/A                N/A
                      Investment
                      Vehicles
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      Other Accounts   2                     $41,440,000         N/A                N/A
--------------------- ---------------- --------------------- ------------------- ------------------ -------------------


The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager - Pioneer Mid Cap Value VCT Portfolio":

Share Ownership by Portfolio Manager. The following table indicates as of April 30, 2006 the value, within the indicated range, of shares beneficially owned by the portfolio manager of the portfolio.

---------------------------------------- ------------------------------------
Name of Portfolio Manager                Beneficial Ownership of the Fund*
---------------------------------------- -----------------------------------
---------------------------------------- -----------------------------------
Timothy Horan                            A
---------------------------------------- --------------------------------------


*Key to Dollar Ranges

A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. Over $1,000,000